Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Undistributed Earnings, Basic [Abstract]
UndistributedEarnings	$ 191	$ 283
Distributed Earnings [Abstract]
Total distributed income	21	101
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Dividends [Abstract]
Dividend withholding tax rate (percent)	15.00%
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
UndistributedEarnings	191	282
Distributed Earnings [Abstract]
Total distributed income	21	101
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	212	383
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares (shares)	383,423,554	382,305,903
Fully vested options (shares)	2,038,229	1,970,339
Weighted average number of ordinary shares, Basic (shares)	385,461,783	384,276,242
Weighted average number of ordinary shares, Diluted (shares)	404,812,265	418,771,725
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options (shares)	1,210,482	970,868
Dilutive potential of convertible bonds (shares)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (shares)	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	212	383
Interest expense on convertible bonds	18	18
Amortization of issue cost and discount on convertible bonds	8	8
Fair value adjustment on convertible bonds included in income	(149)	(124)
Income used in calculation of diluted earnings per ordinary share	89	285
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
UndistributedEarnings	0	1
Distributed Earnings [Abstract]
Total distributed income	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	0	1
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares, Basic (shares)	1,613,092	2,569,675
Weighted average number of ordinary shares, Diluted (shares)	1,613,092	2,569,675
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 0	$ 1
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	299,479	363,977